Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 644,769	$ 669,893	$ 661,913
Long-lived assets	225,564	222,285	208,020
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	42,817	40,050	38,223
Long-lived assets	123,679	123,698	114,145
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	97,997	83,970	67,226
Long-lived assets	63,506	59,108	56,629
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	495,673	537,111	549,174
Long-lived assets	38,379	39,479	37,246
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,282	$ 8,762	$ 7,290